HIMCO VIT American Funds Growth Fund

Supplement to Statutory Prospectus dated April 30, 2016

February 3, 2017

Effective February 1, 2017, the information under the heading "Portfolio Manager for the Master Fund" in the "Management" section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio Managers for the Master Fund

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Michael T. Kerr	Partner – Capital World Investors	11 years
Ronald B. Morrow	Partner – Capital World Investors	14 years
Andraz Razen	Partner – Capital World Investors	4 years
Martin Romo	Partner – Capital World Investors	1 year
Alan J. Wilson	Partner – Capital World Investors	3 years

The table under the heading "Portfolio Managers" in the "Management of the Fund" section of the prospectus is amended in its entirety to read as follows:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager's Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Master Fund
Michael T. Kerr	11 years	Partner – Capital World Investors. Investment professional for 33 years in total; 31 years with CRMC or an affiliate	Serves as an equity portfolio manager.
Ronald B. Morrow	14 years (plus 5 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 48 years; 19 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Andraz Razen	4 years (plus 3 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 18 years in total; 12 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Martin Romo	1 year (plus 15 years of prior experience as an investment analyst for the fund)	Partner – Capital World Investors. Investment professional for 24 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Alan J. Wilson	3 years	Partner – Capital World Investors. Investment professional for 31 years in total; 25 years with CRMC or an affiliate.	Serves as an equity portfolio manager.

Keep this supplement with your prospectus

HIMCO VIT American Funds

Supplement to Combined Statement of Additional Information dated
April 30, 2016

February 3, 2017

Effective February 1, 2017, the information in the table under the heading “Other Accounts Managed by Master Fund Portfolio Managers” in the “Portfolio Managers” section of the statement of additional information is amended with respect to the funds listed below as follows.  The footnotes to this table in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Master Growth Fund
Michael T. Kerr	3	$301.1	None	None
Ronald B. Morrow	2	$216.5	None	None
Andraz Razen	1	$27.2	None	None
Martin Romo	3	$218.3	None	None
Alan J. Wilson	2	$219.7	None	None

Keep this supplement with your statement of additional information